Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		69 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Revenues							$ 10,188
Operating expenses:
Research and development	126,590		247,696		365,910	50,000	415,910
General and administrative	233,723	186,670	372,734	384,784	549,315	407,857	1,039,461
Impairment of long-lived assets						919	919
Total operating expenses	360,313	186,670	620,430	384,784	915,225	458,776	1,456,290
Loss from operations	360,313	186,670	620,430	384,784	(915,225)	(458,776)	(1,446,102)
Other income
Interest expense	86,341		86,737
Interest income		(273)	(6)	(4,546)	749		749
Foreign currency exchange gain	74		(182)		3,958		3,958
Change in fair value of derivative liability	47,062		47,062
Total other income	133,477	273	133,611	4,546	4,707		4,707
Net loss	(493,790)	(186,397)	(754,041)	(380,238)	(910,518)	(458,776)	(144,139)
Other Comprehensive loss:
Foreign currency translation gain	(769)	2,635	(1,742)	2,635	1,899		1,899
Total comprehensive loss	$ (494,559)	$ (183,762)	$ (755,783)	$ (377,603)	$ (908,619)	$ 458,776	$ (1,439,496)
Net loss per common share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	378,033,149	378,033,149	378,033,149	377,809,299	377,921,835	797,038,934